Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in	Significant Other	Significant Other
June 30, 2022		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,190,736	—	—

		Quoted Prices in	Significant Other	Significant Other
December 31, 2021		Active Markets	Observable Inputs	Unobservable Inputs
Assets:	Level	(Level 1)	(Level 2)	(Level 3)
Investment held in Trust Account	1	$125,002,997	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$125,002,997	—	—

Schedule of quantitative information the founder share valuation

The following table provides quantitative information for the founder share valuation.

At
September
1, 2021
Share Price	10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%

At
September
1, 2021
Share Price	10.00
Estimated Term Remaining	1.58
Volatility	14.2%
Risk Free Rate	0.15%